CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	¥ 924,352,495	$ 132,774,926	¥ 405,575,533	¥ 142,191,365
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Share-based compensation charge:	4,578,315	657,634	29,307,903	64,867,902
Change in fair value of foreign exchange forward contracts	114,149,092	16,396,491	0	0
Change in fair value of foreign exchange options	330,706	47,503	9,720,182	0
Change in fair value of interest rate swap	69,974,512	10,051,210	(9,701,051)	16,122,313
Convertible senior notes issuance expense	18,646,101	2,678,345	0	0
Deferred income taxes	291,623,774	41,889,134	(106,925,932)	(7,507,742)
Depreciation of property, plant and equipment	737,584,653	105,947,406	802,022,200	600,541,219
Amortization of right-of-use assets	145,539,290	20,905,411	0	0
Depreciation of project assets	77,028,161	11,064,403	0	3,094,909
Amortization of land use rights	11,974,071	1,719,968	11,042,735	8,935,579
Amortization of intangible assets	6,822,339	979,968	4,212,569	3,481,991
Amortization for guarantee liability	(18,574,433)	(2,668,050)	(28,243,063)	(65,935,450)
Inventory provision	135,874,384	19,517,134	220,171,794	313,711,534
Provision/(reversal of provision) for allowance of doubtful accounts	61,591,999	8,847,137	(8,051,386)	(111,917,157)
Loss/(Gain) on disposal of property, plant and equipment	67,953,732	9,760,943	48,168,035	(82,411,232)
Amortization of deferred losses related to sale-leaseback transactions	33,560,902	4,820,722	36,638,880	14,714,339
Gain on disposal of land use right	0	0	(315,735)	0
Loss on disposal of intangible assets			0	1,936,959
Impairment of long-lived assets	68,262,038	9,805,228	14,548,043	0
Equity in (income)/loss of affiliated companies	48,854,715	7,017,541	(2,609,853)	2,055,669
Loss/(gain) on disposal of investment in subsidiaries	(19,935,109)	(2,863,499)	9,425,365	(257,070)
Exchange (gain)/loss, net	(8,808,559)	(1,265,270)	(33,681,095)	114,344,622
Changes in operating assets and liabilities (net of impact of disposition):
Decrease/(increase) in accounts receivable - third parties	168,487,767	24,201,753	(905,161,935)	226,217,542
Decrease/(increase) in accounts receivable - related parties	155,264,144	22,302,299	1,437,274,337	(698,958,001)
(Increase)/decrease in notes receivable - third parties	(519,332,155)	(74,597,397)	(439,236,676)	181,406,314
Decrease in notes receivable - related parties	(18,628,574)	(2,675,827)	0	0
Increase in advances to suppliers - third parties	(1,852,725,829)	(266,127,414)	(258,143,369)	(74,386,502)
Decrease in advances to suppliers - related party		0	0	661,788
Increase in inventories	(209,819,715)	(30,138,716)	(1,690,466,292)	(114,224,770)
Increase in project assets constructed for sale, net of incremental revenue (note 2(l))	(397,684,206)	(57,123,762)	(1,257,507,244)	0
Decrease in lease liabilities	(28,151,002)	(4,043,638)	0	0
(Increase)/decrease in other receivables - related parties	13,411,589	1,926,454	(94,349,636)	54,876,832
Increase in prepayments and other current assets	57,559,179	8,267,859	(294,208,927)	(695,828,766)
Decrease in other assets - related parties	48,230,439	6,927,869	1,042,234	27,349,607
(Increase)/decrease in other assets - third parties	(797,875,265)	(114,607,612)	23,458,061	(28,626,110)
Increase in accounts payable - third parties	184,669,751	26,526,150	651,639,945	390,360,108
(Decrease)/increase in accounts payable - related parties	35,611,667	5,115,296	(4,630,853)	5,328,896
Increase in accrued payroll and welfare expenses	68,544,633	9,845,820	89,540,563	139,104,426
Increase/(decrease) in advances from - third parties	1,676,456,800	240,807,952	1,637,949,690	(622,123,401)
(Decrease)/increase in advances from - related parties	(161,471)	(23,194)	(36,489,858)	(23,141,546)
Increase/(decrease) in income tax payables	48,243,071	6,929,684	42,460,277	(140,331,831)
(Decrease)/increase in accrued income tax - non - current		0	(6,041,195)	6,041,195
Decrease in derivative assets_foreign exchange option	516,012	74,120	0	0
Decrease in derivative liability_interest rate swap	(21,488,548)	(3,086,637)	(3,999,336)	0
Increase/(decrease) in other payables and accruals - third parties	161,448,319	23,190,600	310,150,424	230,391,245
Increase/(decrease) in other payables and accruals - related parties		0	8,485,112	(63,700,089)
Net cash provided by/(used in) operating activities	1,410,642,923	202,626,175	614,545,806	(177,092,694)
Cash flows from investing activities:
Maturity of restricted short-term investments	7,876,919,116	1,131,448,637	6,436,613,343	5,901,412,560
Maturity of restricted long-term investments	640,908,642	92,060,766	26,092,355	187,863,160
Maturity of short-term investments		0	602,684,530	260,263,302
Proceeds from disposal of property, plant and equipment	201,267,370	28,910,249	138,135,495	49,391,037
Proceeds from disposal of land use right		0	0	8,600,520
Cash received from, net of cash, disposal of subsidiaries	198,291,138	28,482,740	11,760,083	15,448,469
Purchase of property, plant and equipment	(3,297,539,820)	(473,661,957)	(2,421,517,272)	(2,178,471,031)
Cash paid for project assets constructed to operate	(376,505,336)	(54,081,608)	(29,889,472)	(386,300,595)
Cash paid for investment in affiliates	(295,049,363)	(42,381,189)	0	(16,879,589)
Purchase of land use right	(34,951,335)	(5,020,445)	(128,004,864)	(27,264,156)
Purchase of intangible assets	(7,855,985)	(1,128,442)	(13,840,620)	(10,864,634)
Purchase of restricted short-term investments	(10,749,001,884)	(1,543,997,513)	(7,257,259,419)	(5,805,735,118)
Purchase of restricted long-term investments	(181,771,258)	(26,109,808)	(699,599,285)	(239,320,678)
Purchase of short-term investments		0	(600,000,000)	(191,646,751)
Net cash used in investing activities	(6,025,288,715)	(865,478,570)	(3,934,825,126)	(2,433,503,504)
Cash flows from financing activities:
Cash received from issuance of convertible senior notes	585,301,500	84,073,300	0	0
Cash payment for call option	(206,577,000)	(29,672,929)	0	0
Cash payment for deposit of call option	(10,328,850)	(1,483,647)	0	0
Cash received from borrowings from sale-leaseback		0	147,985,433	600,000,000
Cash payment for finance lease as lessee	(284,089,511)	(40,806,905)	(309,827,275)	(168,267,236)
Proceeds from exercise of share options	38,245,122	5,493,568	44,275,858	69,929,453
Proceeds from issuance of bonds		0	0	297,900,000
Payment of deposit for finance lease as lessee	(89,761,500)	(12,893,433)	(10,600,000)	(64,920,000)
Proceeds from common stock offering	488,950,795	70,233,387	663,235,987	0
Capital contributions by non-controlling interests holder	2,595,780,000	372,860,467	615,000,000	0
Issuance cost paid for issuance of convertible senior notes	(18,646,101)	(2,678,345)	0	0
Proceeds from bank borrowings	17,877,213,936	2,567,901,108	14,602,250,496	18,288,363,067
Repayment of borrowings	(14,945,664,410)	(2,146,810,366)	(12,178,792,295)	(16,851,550,800)
(Decrease)/Increase in notes payable - related party	(35,000,000)	(5,027,435)	35,000,000	0
Increase in notes payable - third party	1,686,462,664	242,245,204	364,080,070	875,730,374
Repurchase of convertible senior notes	(68,632)	(9,858)	0	(422,829,295)
Repayment of bonds payable	300,000,000	43,092,304	0	0
Net cash provided by financing activities	7,381,818,013	1,060,331,812	3,972,608,274	2,624,355,563
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	24,758,635	3,556,357	68,323,815	(72,586,975)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	2,791,930,856	401,035,774	720,652,769	(58,827,610)
Cash, cash equivalents, and restricted cash, beginning of the year	3,482,027,573	500,161,966	2,761,374,804	2,820,202,414
Cash, cash equivalents, and restricted cash, end of the year	6,273,958,429	901,197,740	3,482,027,573	2,761,374,804
Supplemental disclosure of cash flow information
Cash paid for income tax	13,596,822	1,953,061	27,336,014	189,477,968
Cash paid for interest expenses (net of amounts capitalized)	575,397,291	82,650,649	370,697,228	283,965,214
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	1,488,570,184	213,819,728	867,835,949	793,515,334
Purchases of project assets included in held-for-sale liabilities	177,729,416	25,529,233	72,467,231	77,809,001
Proceeds from exercise of share options received in subsequent period	40,338,943	5,794,327	0	39,685,283
Other receivables related to disposition of subsidiaries - related parties		0	0	28,634
Other receivables related to disposition of subsidiaries - third party		0	0	169,931,600
Other receivables related to disposal of property, plant and equipment - third party		0	0	111,500,000
Change in fair value of derivative forward contracts
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of foreign exchange forward contracts	(48,425,227)	(6,955,849)	1,475,360	4,520,619
Call Options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of interest rate swap	¥ (84,891,634)	$ (12,193,920)	¥ 0	¥ 0